Other Non-Current Assets - Disclosure of Movement in the Loss Allowance for Debt Instruments (Details) R in Millions	Jul. 01, 2018 ZAR (R)
Debt instrument
Reconciliation of changes in allowance account for credit losses of financial assets
Impact of adoption of IFRS 9	R (3)